Accounting changes:	9 Months Ended
Dec. 31, 2011
Accounting changes:
Accounting changes:
3.	Accounting changes:

(a)	Changes in accounting policies:

Change in generally accepted accounting principles:

The Company historically prepared its consolidated financial statements in accordance with Canadian GAAP and provided a supplemental reconciliation to U.S. GAAP. Effective April 1, 2011, the Company adopted U.S. GAAP as the accounting and reporting framework for its consolidated financial statements. These consolidated financial statements, including the related notes, have been prepared in accordance with U.S. GAAP. All comparative financial information contained herein has been recast to reflect the Company’s results as if the Company had historically reported in accordance with U.S. GAAP. The adjustments related to the amortization of acquired in-process research and development costs, classification of debt issuance costs and tax impact on realized and unrealized gain on available for sale securities. The adjustments resulted in a decrease in accumulated deficit of $146, a decrease in assets of $12, an increase in liabilities of $130 and a decrease in shareholders’ equity of $142 at April 1, 2011. The adjustments also resulted in a decrease in net loss of $141 and $129 for the years ended March 31, 2011 and 2010, respectively.

Change in goodwill impairment testing date:

Due to the change of the Company’s fiscal year-end from March 31 to December 31, the annual goodwill impairment testing date has been changed to November 30 from January 31, effective for the nine-month period ended December 31, 2011.

(b)	Adoption of new accounting standards:

Multiple-Deliverable Revenue Arrangements

In October 2009, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements. The new guidance provides a more flexible alternative to identify and allocate consideration among multiple elements in a bundled arrangement when vendor-specific objective evidence or third-party evidence of selling price is not available. The new guidance requires the use of the relative selling price method and eliminates the residual method to allocation arrangement consideration. Additional expanded qualitative and quantitative disclosures are also required. The guidance is effective for the Company prospectively for revenue arrangements entered into or materially modified on or after April 1, 2011. Adoption of this update did not have any impact on the Company’s consolidated financial statements.

Fair value measurements and disclosures

In January 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures, to require more robust disclosures about the different classes of assets and liabilities measured at fair value, the valuation techniques and inputs used, the activity in Level 3 fair value measurements, and transfers between Levels 1, 2, and 3. This update was effective for the Company on April 1, 2011. The adoption of this update increased our disclosure requirements on the fair value of our financial instruments, which is included in note 24.

Intangibles – Goodwill and Other

In December 2010, the FASB issued ASU No. 2010-28, Intangibles—Goodwill and Other, which modifies step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform step 2 of the impairment test if it is more likely than not that a goodwill impairment exists. This update was effective for the Company on April 1, 2011. Adoption of this update did not have any impact on the consolidated financial statements.

Business Combinations

In December 2010, the FASB issued ASU No. 2010-29, Business Combinations, on the disclosure of supplementary pro forma information for business combinations. A public entity (acquirer) that presents comparative financial statements should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. This update is effective prospectively for acquisitions on or after April 1, 2011 for the Company. As a result of adopting this update, the additional disclosures required by this update were made in note 4 related to the Company’s acquisition of Emer and AFV.

(c)	New accounting pronouncements:

Fair value measurements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The Company does not anticipate the adoption of this standard to have a material impact in the Company’s consolidated financial statement footnote disclosures.

Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), which defers certain requirements within ASU 2011-05. These amendments are being made to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income in all periods presented. This new guidance is to be applied retrospectively. The Company does not expect the adoption of this standard to have any impact on the Company’s consolidated financial statements.

Intangibles – Goodwill and other

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment (“ASU 2011-08”), which allows an entity to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be applying this guidance effective for our fiscal year beginning January 1, 2012.

Balance sheet

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 enhances disclosures regarding financial instruments and derivative instruments. Entities are required to provide both net information and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. This new guidance is to be applied retrospectively. The Company anticipates that the adoption of this standard will expand its consolidated financial statement footnote disclosures.